Schedule I - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						15 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]
Cash Flows From Operating Activities:
Net income	$ 50,478	$ 77,444	$ 19,113	$ 50,478	$ 77,444	$ 19,113
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiary				(50,478)	(77,444)	(19,113)
Dividend received from subsidiary-return on capital				18,072
Net cash provided by operating activities	289,794	303,513	268,249	18,072
Cash Flows From Investing Activities:
Capital contributed to subsidiary				(249,106)		(2,736)
Restricted payment from subsidiary				44,163
Dividend received from subsidiary-return of capital				18,072	500,000	100,000
Net cash used in investing activities	(166,376)	(204,318)	(225,316)	(186,871)	500,000	97,264
Cash Flows From Financing Activities:
Net proceeds from issuance of common stock			12,836			12,836
Proceeds from issuance of common stock, net of underwriter commissions	253,800			253,800
Purchase of treasury stock	(44,163)			(44,163)
Dividend paid to common stockholders	(36,175)	(502,977)	(106,920)	(36,175)	(502,977)	(106,920)	(609,897)
Offering costs	(4,694)	(3,665)		(4,694)
Net cash used in financing activities	(52,252)	(120,183)	(99,967)	168,768	(502,977)	(94,084)
Change in Cash and Cash Equivalents	71,166	(20,988)	(57,034)	(31)	(2,977)	3,180
Cash and Cash Equivalents-Beginning of period	45,675	66,663	123,697	203	3,180
Cash and Cash Equivalents-End of period	116,841	45,675	66,663	172	203	3,180	203
Supplemental Disclosures of Noncash Financing Activities
Dividends declared, but unpaid	$ 17,939	$ 203	$ 3,180	$ 17,939	$ 203	$ 3,180	$ 203